LOSS PER SHARE - Disclosure of basic loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss for the year attributed to holders of ordinary shares		$ (37,509)	$ (24,763)	$ (6,254)
Weighted average of number of ordinary shares in issue		32,817	30,191	24,842
Basic loss per ordinary share	[1]	$ (1.143)	$ (0.82)	$ (0.252)

[1]	Adjusted retrospectively to reflect a 10:1 reverse share split of the Company's ordinary shares effective as September 11, 2022. For additional information, see note 1e.